CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenues and other:
Oil, natural gas and natural gas liquids sales	$ 938,877	$ 462,732
Losses on oil and natural gas derivatives	(241,493)	(108,370)
Marketing revenues	30,546	9,852
Other revenues	5,657	4,846
Total revenues	733,587	369,060
Expenses:
Lease operating expenses	194,033	88,721
Transportation expenses	45,630	27,183
Marketing expenses	21,072	7,374
General and administrative expenses	79,228	58,566
Exploration costs	1,091	2,226
Depreciation, depletion and amortization	267,801	197,441
Impairment of long-lived assets	0	57,053
Taxes, other than income taxes	65,713	39,671
Losses on sale of assets and other, net	2,586	3,172
Total expenses	677,154	481,407
Other income and (expenses):
Interest expense, net of amounts capitalized	(133,813)	(100,359)
Other, net	(2,303)	(1,643)
Total other income and (expenses)	(136,116)	(102,002)
Loss before income taxes	(79,683)	(214,349)
Income tax expense	5,654	7,536
Net loss	$ (85,337)	$ (221,885)
Net loss per unit:
Basic (in usd per unit)	$ (0.27)	$ (0.96)
Diluted (in usd per unit)	$ (0.27)	$ (0.96)
Weighted average units outstanding:
Basic (in units)	328,329	233,176
Diluted (in units)	328,329	233,176
Distributions declared per unit (in usd per unit)	$ 0.725	$ 0.725